DWS RREEF Real Assets Fund Investment Strategy - DWS RREEF Real Assets Fund	Jul. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a combination of investments that the Advisor believes offer exposure to “real assets.” Derivatives instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.Currently, the Advisor intends to seek exposure to the following real assets sectors (either directly or through investment in companies that own or derive a significant portion of their value from such real assets or the production thereof): listed real estate (REITs and real estate operating companies), commodities (commodity futures), natural resource-related equities (energy, metals and mining, paper and forestry, agriculture), listed infrastructure (regulated utilities, transport, communications, pipelines, seaports, airports and toll roads), gold and other precious metals, master limited partnerships (MLPs), Treasury Inflation-Protected Securities (TIPS) and other fixed income securities. However, these exposures may change from time to time and exposures to new real assets sectors may be added or exposures to existing real assets sectors may be deleted.The fund generally invests between 15% and 75% of fund assets in securities of foreign issuers, including up to 10% of fund assets in issuers located in countries with new or emerging markets.The fund may invest up to 10% of its net assets in affiliated and unaffiliated exchange-traded funds (ETFs) and may also invest in certain other securities, including fixed income securities, and derivative instruments, including gold futures contracts and other commodity-linked futures (see “Derivatives” subsection). With respect to investments in fixed income securities, the fund may hold securities of any quality, maturity or duration.The fund may gain exposure to the commodity markets by investing up to 25% of the fund’s total assets in a wholly owned subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”), which shares the same portfolio management team as the fund and invests mainly in commodity-linked futures contracts and fixed income instruments, some of which may serve as margin or collateral for the Subsidiary’s derivatives positions.Management process. The investment process starts with top-down allocations to each of the underlying real assets sectors, that comprise listed real estate, commodities, natural resource-related equities, listed infrastructure, gold and other precious metals, master limited partnerships (MLPs), Treasury Inflation-Protected Securities (TIPS) and other fixed income securities, and then continues with allocations to the subsectors within each main sector. Portfolio management continuously monitors the current economic environment and reviews the sector and subsector allocations accordingly. Sector allocations are adjusted on an ongoing basis based upon portfolio management’s macro views in an effort to increase portfolio efficiency through tactical allocations. Within each of the sectors, portfolio management uses bottom-up analysis to value each individual security and judges the relative attractiveness of each to select what it believes to be the best investments to fill the sector allocations defined by the top-down allocation process. In addition to valuing the cash flow stream of the underlying assets, portfolio management’s bottom-up analysis also considers a company’s balance sheet, the quality and geography of the assets, the company’s management team, market themes, liquidity, and a number of environmental, social and governance (ESG) considerations, each of which can impact an investment’s potential risk and return expectations. The portfolio is monitored on an ongoing basis for risk management purposes.Derivatives. In addition to commodity-linked futures contracts, the fund may also use other types of derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index, (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.